Related Party Transactions and Balances - Schedule of Loan From Non-controlling Shareholder (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due to Related Parties, Noncurrent	$ 439	$ 240
Related Party [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	0	4,358
Due to related parties	$ 0	$ 4,358